Statement to Securityholder

Ally Auto Receivables Trust 2017-4

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2017-4

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	8/23/2017

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2017-4

5. Collateral Summary	Collection Period, Begin:	3/1/2018

	Collection Period, End:	3/31/2018

6. Charge-Off and Delinquency Rates	Determination Date:	4/10/2018

7. Credit Instruments	Distribution Date:	4/16/2018

ABS Investor Relations - Ally Bank as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, the Class C Notes, and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2017-4
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02007FAA3	280,000,000.00	12,949,932.43	1.35000000	12,949,932.43	15,539.92	12,965,472.35	0.00	0.00	0.00
A-2	02007FAB1	337,000,000.00	337,000,000.00	1.59000000	23,494,671.67	446,525.00	23,941,196.67	0.00	0.00	313,505,328.33
A-3	02007FAC9	337,000,000.00	337,000,000.00	1.75000000	0.00	491,458.33	491,458.33	0.00	0.00	337,000,000.00
A-4	02007FAD7	91,830,000.00	91,830,000.00	1.96000000	0.00	149,989.00	149,989.00	0.00	0.00	91,830,000.00
B	02007FAE5	23,270,000.00	23,270,000.00	2.23000000	0.00	43,243.42	43,243.42	0.00	0.00	23,270,000.00
C	02007FAF2	19,390,000.00	19,390,000.00	2.43000000	0.00	39,264.75	39,264.75	0.00	0.00	19,390,000.00
D	02007FAG0	14,400,000.00	14,400,000.00	2.93000000	0.00	35,160.00	35,160.00	0.00	0.00	14,400,000.00
Deal Totals		1,102,890,000.00	835,839,932.43		36,444,604.10	1,221,180.42	37,665,784.52	0.00	0.00	799,395,328.33

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	46.24975868	46.24975868	0.05549971	46.30525839	0.00000000	0.00000000
A-2	1,000.00000000	69.71712662	1.32500000	71.04212662	0.00000000	930.28287338
A-3	1,000.00000000	0.00000000	1.45833332	1.45833332	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.63333333	1.63333333	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.85833348	1.85833348	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.02500000	2.02500000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.44166667	2.44166667	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	757.86337026
Ending Aggregate Note Pool Factor:	724.81872927

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2017-4
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	12,949,932.43	3/15/2018	4/15/2018	Actual/360	N/A	N/A	1.35000000	1.35000000	15,539.92
A-2	337,000,000.00	3/15/2018	4/15/2018	30/360	N/A	N/A	1.59000000	1.59000000	446,525.00
A-3	337,000,000.00	3/15/2018	4/15/2018	30/360	N/A	N/A	1.75000000	1.75000000	491,458.33
A-4	91,830,000.00	3/15/2018	4/15/2018	30/360	N/A	N/A	1.96000000	1.96000000	149,989.00
B	23,270,000.00	3/15/2018	4/15/2018	30/360	N/A	N/A	2.23000000	2.23000000	43,243.42
C	19,390,000.00	3/15/2018	4/15/2018	30/360	N/A	N/A	2.43000000	2.43000000	39,264.75
D	14,400,000.00	3/15/2018	4/15/2018	30/360	N/A	N/A	2.93000000	2.93000000	35,160.00
    B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	15,539.92	0.00	15,539.92	0.00
A-2	0.00	446,525.00	0.00	446,525.00	0.00
A-3	0.00	491,458.33	0.00	491,458.33	0.00
A-4	0.00	149,989.00	0.00	149,989.00	0.00
B	0.00	43,243.42	0.00	43,243.42	0.00
C	0.00	39,264.75	0.00	39,264.75	0.00
D	0.00	35,160.00	0.00	35,160.00	0.00
Deal Totals	0.00	1,221,180.42	0.00	1,221,180.42	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2017-4
4. Collections and Distributions

Collections
Receipts During the Period	39,064,131.86
Administrative Purchase Payments	106,629.78
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	598,475.73
Other Fees or Expenses Paid	0.00
Total Collections	39,769,237.37

Beginning Reserve Account Balance	2,769,665.19
Total Available Amount	42,538,902.56

Distributions
Total Available Amount	42,538,902.56
Basic Servicing Fee	708,535.16
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	1,103,512.25
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	43,243.42
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	39,264.75
Third Priority Principal Distributable Amount	7,642,345.10
Aggregate Class D Interest Distributable Amount	35,160.00
Fourth Priority Principal Distributable Amount	14,400,000.00
Reserve Account Deposit	2,769,665.19
Noteholders' Regular Principal Distributable Amount	14,402,259.00
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	1,393,417.69

Supplemental Servicing Fees	70,652.98
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	17,100.00

Statement to Securityholder

Ally Auto Receivables Trust 2017-4
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	70,003	61,244	59,542
Deal Totals	Aggregate Receivables Principal Balance	1,107,866,076.72	850,242,191.43	813,797,587.33
	Aggregate Amount Financed	1,107,866,076.72	850,242,191.43	813,797,587.33

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	5.61000000	5.69694502	5.70526348	65.59	65.95	65.99	52.30	47.11	46.33

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.30%	1.18%	1.30%	1.21%	1.11%	1.33%	1.12%	1.40%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2017-4

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	832,019,889.38	57	372,750.93	6,539.49	0.5376%	59,542	117	0.1965%
Preceding	866,686,504.04	42	301,500.38	7,178.58	0.4175%	61,244	142	0.2319%
Next Preceding	901,577,747.33	51	441,129.89	8,649.61	0.5871%	62,629	141	0.2251%
Third Preceding	937,312,673.07	47	429,802.77	9,144.74	0.5503%	Three Month Average		0.2178%
Four Month Average					0.5231%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	1,107,866,076.72	1,958,504.59	0.1768%	31 - 60 days	461	7,088,008.37	0.8710%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	92	1,187,254.67	0.1459%
with the prospectus for Ally Auto Receivables Trust 2017-4 related to delinquencies,				91 - 120 days	24	319,151.66	0.0392%
charge-offs or uncollectible accounts.				> 120 days	1	17,507.51	0.0022%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	278	2,663,455.98
				Current Period	84	1,022,414.26
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	65	243,285.70
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	297	3,442,584.54
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2017-4

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,769,665.19	2,769,665.19	0.00	0.00	0.00	2,769,665.19	2,769,665.19

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,976,076.72
Current Overcollateralization	14,402,259.00
Overcollateralization Target	14,402,259.00

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
61+ Delinquencies	0.02%	0.13%	0.17%	0.22%	0.26%	0.26%	0.25%	0.19%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.60%	1.60%	1.60%	1.60%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2017-4. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2017-4 will perform in the future.